S000036165 [Member] Investment Strategy - ClearBridge Small Cap Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
Under normal circumstances, the fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in common stocks and other equity securities of small capitalization companies or in other investments that the portfolio managers believe have similar economic characteristics. (The fund does not currently intend to borrow for investment purposes.) Small capitalization companies are those companies whose market capitalizations at the time of investment do not exceed the highest month-end market capitalization value of any stock in the Russell 2000 Index (the “Index”) for the previous 12 months. Securities of companies whose market capitalizations no longer meet this definition after purchase by the fund still will be considered to be securities of small capitalization companies for the purposes of the fund’s 80% investment policy. The size of companies in the Index changes with market conditions and composition of the Index.
The fund may invest up to 20% of its net assets in equity securities of companies with larger market capitalizations. Under normal circumstances, the fund’s investments may include equity securities of companies that the portfolio managers consider to be “special situations,” at the time of purchase. The portfolio managers define special situations as companies undergoing unusual or possibly one-time developments that, in the opinion of the portfolio managers, make them attractive for investment. The fund will not invest more than 20% of its total assets in securities of companies that, at the time of investment, are involved in reorganizations or restructurings in connection with bankruptcy proceedings. The portfolio managers follow a value discipline in selecting securities, and therefore seek to purchase securities at discounts to the portfolio managers’ assessment of their intrinsic value. The fund may invest in foreign equity securities, including securities of emerging market issuers.